Project Summit - Restructuring Rollforward (Details) - USD ($)	1 Months Ended	3 Months Ended			12 Months Ended			27 Months Ended
	Oct. 31, 2019	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Restructuring Reserve [Roll Forward]
Amounts accrued		$ 0	$ 39,811,000		$ 206,426,000	$ 194,396,000	$ 48,597,000	$ 449,419,000
Project Summit Costs
Restructuring Reserve [Roll Forward]
Beginning balance	$ 0	19,717,000	40,053,000	$ 0	40,053,000	17,777,000		0
Amounts accrued	450,000,000	0	39,811,000	48,597,000	206,426,000	194,396,000
Payments				(30,820,000)	(229,620,000)	(168,677,000)
Other, including currency translation adjustments					2,858,000	(3,443,000)
Ending balance				17,777,000	19,717,000	40,053,000	17,777,000	19,717,000
EMPLOYEE SEVERANCE COSTS
Restructuring Reserve [Roll Forward]
Amounts accrued					22,809,000	47,349,000	20,850,000	91,008,000
EMPLOYEE SEVERANCE COSTS | Project Summit Costs
Restructuring Reserve [Roll Forward]
Beginning balance	0	11,989,000	16,278,000	0	16,278,000	4,823,000		0
Amounts accrued			3,808,000	20,850,000	22,809,000	47,349,000
Payments				(16,027,000)	(29,956,000)	(32,455,000)
Other, including currency translation adjustments					2,858,000	(3,439,000)
Ending balance				4,823,000	11,989,000	16,278,000	4,823,000	11,989,000
PROFESSIONAL FEES AND OTHER
Restructuring Reserve [Roll Forward]
Amounts accrued					183,617,000	147,047,000	27,747,000	358,411,000
PROFESSIONAL FEES AND OTHER | Project Summit Costs
Restructuring Reserve [Roll Forward]
Beginning balance	$ 0	$ 7,728,000	23,775,000	0	23,775,000	12,954,000		0
Amounts accrued			$ 36,003,000	27,747,000	183,617,000	147,047,000
Payments				(14,793,000)	(199,664,000)	(136,222,000)
Other, including currency translation adjustments					0	(4,000)
Ending balance				$ 12,954,000	$ 7,728,000	$ 23,775,000	$ 12,954,000	$ 7,728,000